Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain on liquidation of foreign subsidiary	$ 0	$ 0	$ (31)
Changes attributable to divestments	2	(55)	(57)
Non-operational pension (cost) credit	(401)	72	83
Income from continuing operations before taxes	841	1,862	2,119
Tax	(496)	(772)	(544)
Changes in tax attributable to divestments	4,860	438	723
Net income	5,205	1,528	2,298
Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	94	6	12
Changes in tax attributable to divestments	(35)
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain on liquidation of foreign subsidiary			31
Changes attributable to divestments	519	(2)	(19)
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Solar Inverters business
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	99
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments		(2)	12
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss" | Power Grids business
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	(420)
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Changes attributable to divestments	186
Income from continuing operations before taxes	938	112	95
Tax	(157)	(40)	(31)
Net income	746	72	64
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	(11)	(25)	(19)
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	113	99	91
Net losses from pension and curtailments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	$ 650	$ 38	$ 23